3. Joint Venture: Summary of the NyacAU's funding commitment (Tables)	6 Months Ended
Jun. 30, 2012
Tables/Schedules
Summary of the NyacAU's funding commitment

Funding commitment
Estimated 2012 Start-up Costs for GNP	$3,600,000
Estimated Capital Expenditures for GNP equipment	2,400,000
Estimated Lease/Purchase of Equipment from Goldrich	1,200,000
Loan from NyacAU to Joint Venture with Interest at 0.25%	7,200,000
Loan from NyacAU to GRMC with Interest at greater of prime plus 2% or 10%	950,000
To Be Paid Back From Production	8,150,000
Equity Financing - Purchase of Goldrich Common Stock	350,000
Total commitment	$8,500,000